Segment Information	3 Months Ended	12 Months Ended
	Mar. 31, 2026	Dec. 31, 2025
Segment Reporting Information [Line Items]
Segment Information
(5)	Segment Information
In the first quarter of 2026, the Company had a segment change moving from two operating segments to one operating segment to align with how the chief operating decision maker (the “CODM”) manages the business. The Company’s CODM is its Chief Executive Officer. As a result of this change, the Company now has one operating segment and one reportable segment.
The CODM allocates resources and assesses performance of the Company based on consolidated net income (loss), as reported on the condensed consolidated statement of operations, which, as the segment measure of profit or loss that is closest to GAAP, is the required segment measure. The CODM uses this to make decisions regarding the Company’s business, including performance assessments and strategic and operational planning, in compliance with ASC 280, Segment Reporting. Consolidated net loss was

$
(23,358
) and $
(714
)
for the three months ended March 31, 2026 and 2025, respectively. The CODM is regularly provided with expense categories for the Company’s single operating segment that are the same as the expense captions present in the Company’s condensed consolidated statement of operations. The measure of segment assets is reported on the condensed consolidated balance sheet as total consolidated assets.

SOLV Energy Holdings LLC [Member]
Segment Reporting Information [Line Items]
Segment Information
(6) Segment Information
The Company operates in one reportable segment which derives revenue through providing EPC, O&M and Development services throughout the United States. The Company derives most of its revenue from its EPC contracts.
The Company’s operations are managed by segment managers who report to the Chief Executive Officer, the chief operating decision maker (“CODM”). The Company’s two operating segments have been aggregated into one reportable segment due to their similar economic characteristics, nature of services, type of customers and service distribution.
This segment structure reflects the financial information and reports used by the CODM to make decisions regarding the Company’s business, including performance assessments and strategic and operational planning in compliance with ASC 280,
Segment Reporting
.
The key measure of segment profit or loss utilized by the CODM to assess performance of and allocate resources to the Company’s operating segments is segment adjusted earnings before interest, taxes, depreciation and amortization, adjusted for other non-cash
and
non-recurring
items (“Segment Adjusted EBITDA”). This measure is presented below. The measure of segment assets is reported on the consolidated balance sheet as total consolidated assets.

The table below provides information about the Company’s reportable segment:

	Year Ended December 31,
	2025	2024	2023
Revenue	$2,490,496	$1,847,803	$2,100,643
Adjusted Cost of revenue (1)	2,002,194	1,573,829	1,978,202
Other segment items (2)	146,625	108,841	69,833

Segment Adjusted EBITDA	$341,677	$165,133	$52,608

Interest expense	(52,730)	(55,394)	(59,702)
Interest income	7,156	4,601	1,634
Depreciation and amortization	(85,543)	(84,836)	(81,832)
Non-cash compensation expense	(27,326)	(8,607)	(2,375)
Loss on disposal of property and equipment	(38)	(215)	—
Loss on the extinguishment of debt	—	(4,398)	—
Change in the fair value of derivative	(17)	236	(220)
Gain on investment	—	750	1,803
Net income attributable to noncontrolling interests	520	—	—
Non-recurring private equity management fees, transaction, integration and transition costs, and other non-cash costs	(30,353)	(6,748)	(21,555)

Consolidated income (loss) before income taxes	$153,346	$10,522	$(109,639)

(1)	Cost of revenue, excluding depreciation expense
(2)
Primarily includes selling, general and administrative expenses, including bonus expenses, excluding depreciation, non-cash
compensation expense, and other
non-recurring
expenses shown in the reconciliation above